Income Taxes - Summary of Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Additions	$ 1,002
Ending Balance	$ 1,002